Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Statement [Line Items]
Net Income		$ 2,017	$ 1,584	$ 1,592
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period	[1]	(9)	(7)	(20)
Other comprehensive income net of tax OCI debt financial assets		48	(18)	90
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the year	[2]	(131)	(160)	210
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges	[3]	(77)	(55)	24
Other comprehensive income net of tax cash flow hedges		(208)	(215)	234
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(1,131)	(143)	209
Unrealized gains (losses) on hedges of net foreign operations	[4]	221	49	(47)
Other comprehensive income, net of taxes, translation of net foreign operations		(910)	(94)	162
Items that will not be reclassified to net income
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	275	(11)	(128)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[6]	(245)	21	(70)
Items that will not be reclassified to net income		30	10	(198)
Other Comprehensive Income (Loss), net of taxes		(1,040)	(317)	288
Total Comprehensive Income		977	1,267	1,880
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Net change in unrealized gains (losses) on fair value through OCI debt securities arising during the period	[7]	$ 57	$ (11)	$ 110

[1]	Net of income tax provision of $3 million, $2 million, $7 million for the three months ended.
[2]	Net of income tax (provision) recovery of $46 million, $59 million, $(76) million for the three months ended.
[3]	Net of income tax provision (recovery) of $28 million, $19 million, $(9) million for the three months ended.
[4]	Net of income tax (provision) recovery of $(80) million, $(18) million, $17 million for the three months ended.
[5]	Net of income tax (provision) recovery of $(99) million, $3 million, $46 million for the three months ended.
[6]	Net of income tax (provision) recovery of $89 million, $(8) million, $25 million for the three months ended.
[7]	Net of income tax (provision) recovery of $(20) million, $4 million, $(38) million for the three months ended.